Claims Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Claims Payable.
Summary of activity in the liability for claims payable and healthcare expenses

	For the Nine Months Ended September 30,
	2021	2020
Claims Unpaid, Beginning of Year	$56,934,400	$19,859,348

Incurred, Related to:
Current Year	418,149,443	295,275,661
Prior Year(s)	(1,921,074)	—
Total Incurred	416,228,369	295,275,661

Paid, Related to:
Current Year	337,014,904	243,942,253
Prior Year(s)	61,039,614	19,038,200
Total Paid	398,054,518	262,980,453

Claims Unpaid, End of Period	$75,108,251	$52,154,556

	2018	2019	2020
Claims Unpaid, Beginning of Year.	$—	$7,801,556	$19,859,348
Incurred, Related to:
Current Year	79,982,717	119,091,765	418,103,177
Prior Year(s)	—	—	—
Total Incurred	79,982,717	119,091,765	418,103,177
Paid, Related to:
Current Year	72,181,161	99,524,323	361,512,059
Prior Year(s)	—	7,509,650	19,516,066
Total Paid	72,181,161	107,033,973	381,028,125
Claims Unpaid, End of Year	$7,801,556	$19,859,348	$56,934,400